Financial Assets and Financial Liabilities_Details Of Financial Liabilities Subject To Offsetting(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		₩ 49,470,452	₩ 50,984,602
Gross assets offset		(28,095,652)	(31,490,402)
Net amounts presented in the statement of financial position		21,374,800	19,494,200
Non-offsetting amount
Financial Instruments		(20,439,356)	(17,571,937)
Cash Collateral		(47,746)	(41,724)
Net amount		887,698	1,880,539
Derivatives held for trading and Derivatives linked securities
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		2,557,169	3,193,238
Gross assets offset		0	0
Net amounts presented in the statement of financial position		2,557,169	3,193,238
Non-offsetting amount
Financial Instruments		(1,866,515)	(1,540,336)
Cash Collateral		(46,769)	(32,585)
Net amount		643,885	1,620,317
Derivatives held for hedging
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		176,253	88,151
Gross assets offset		0	0
Net amounts presented in the statement of financial position		176,253	88,151
Non-offsetting amount
Financial Instruments		(72,691)	(11,770)
Cash Collateral		(977)	(9,139)
Net amount		102,585	67,242
Payable spot exchange
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		2,219,980	3,445,098
Gross assets offset		0	0
Net amounts presented in the statement of financial position		2,219,980	3,445,098
Non-offsetting amount
Financial Instruments		(2,208,302)	(3,443,298)
Cash Collateral		0	0
Net amount		11,678	1,800
Repurchase agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities	[1]	11,946,896	10,666,315
Gross assets offset	[1]	0	0
Net amounts presented in the statement of financial position	[1]	11,946,896	10,666,315
Non-offsetting amount
Financial Instruments	[1]	(11,862,096)	(10,666,315)
Cash Collateral	[1]	0	0
Net amount	[1]	84,800	0
Securities borrowing agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		2,745,906	1,870,579
Gross assets offset		0	0
Net amounts presented in the statement of financial position		2,745,906	1,870,579
Non-offsetting amount
Financial Instruments		(2,745,906)	(1,870,579)
Cash Collateral		0	0
Net amount		0	0
Domestic exchange settlement credits
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		28,672,551	29,999,359
Gross assets offset		(26,992,637)	(29,959,914)
Net amounts presented in the statement of financial position		1,679,914	39,445
Non-offsetting amount
Financial Instruments		(1,679,914)	(39,445)
Cash Collateral		0	0
Net amount		0	0
Other financial instruments
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		1,151,697	1,721,862
Gross assets offset		(1,103,015)	(1,530,488)
Net amounts presented in the statement of financial position		48,682	191,374
Non-offsetting amount
Financial Instruments		(3,932)	(194)
Cash Collateral		0	0
Net amount		₩ 44,750	₩ 191,180

[1]	Includes repurchase agreements sold to customers.